INCOME TAXES - Income Tax Contingencies (Details) - Vimeo Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance at beginning of the period	$ 1,475	$ 1,026
Additions for tax positions of prior years	538
Settlements	(645)
Additions based on tax positions related to the current year	553	449
Balance at end of the period	$ 1,921	$ 1,475